Fees Summary	Aug. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 26,019,000
Previously Paid Amount	0.00
Total Fee Amount	3,593.22
Total Offset Amount	0.00
Net Fee	3,593.22
Narrative - Max Aggregate Offering Price	$ 26,019,000
Final Prospectus	true